UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Large Cap Stock Fund

July 31, 2010

1.804840.106

LCS-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.2%
Johnson Controls, Inc.	63,644	$ 1,834
Hotels, Restaurants & Leisure - 0.4%
International Game Technology	240,165	3,660
Yum! Brands, Inc.	15,700	648
		4,308
Household Durables - 0.9%
KB Home	459,720	5,232
Lennar Corp. Class A	203,339	3,003
		8,235
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	22,688	2,675
Media - 1.8%
Comcast Corp. Class A (special) (non-vtg.)	617,478	11,399
McGraw-Hill Companies, Inc.	22,230	682
Time Warner, Inc.	67,710	2,130
Viacom, Inc. Class B (non-vtg.)	69,400	2,293
		16,504
Multiline Retail - 0.7%
Target Corp.	137,086	7,035
Specialty Retail - 4.2%
Best Buy Co., Inc.	241,638	8,375
CarMax, Inc. (a)	101,100	2,133
Home Depot, Inc.	231,562	6,602
Lowe's Companies, Inc.	471,005	9,769
Staples, Inc.	611,192	12,426
		39,305
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. (a)	43,800	1,097
Warnaco Group, Inc. (a)	34,200	1,429
		2,526
TOTAL CONSUMER DISCRETIONARY		82,422
CONSUMER STAPLES - 5.8%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	40,500	1,823
PepsiCo, Inc.	111,143	7,214
The Coca-Cola Co.	75,586	4,166
		13,203
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.7%
Walgreen Co.	229,811	$ 6,561
Food Products - 0.7%
Archer Daniels Midland Co.	71,093	1,945
Danone	80,099	4,493
		6,438
Household Products - 0.6%
Colgate-Palmolive Co.	14,700	1,161
Kimberly-Clark Corp.	71,071	4,557
		5,718
Personal Products - 0.3%
Alberto-Culver Co.	77,574	2,271
Tobacco - 2.1%
Lorillard, Inc.	56,087	4,276
Philip Morris International, Inc.	307,457	15,693
		19,969
TOTAL CONSUMER STAPLES		54,160
ENERGY - 13.1%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	64,646	3,120
Dresser-Rand Group, Inc. (a)	86,910	3,234
Halliburton Co.	58,550	1,749
Noble Corp.	67,314	2,188
Smith International, Inc.	140,500	5,828
Weatherford International Ltd. (a)	610,236	9,886
		26,005
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	51,835	2,548
Chevron Corp.	335,409	25,562
EXCO Resources, Inc.	156,691	2,274
Exxon Mobil Corp.	647,475	38,641
Hess Corp.	77,355	4,145
Marathon Oil Corp.	172,073	5,756
Occidental Petroleum Corp.	119,700	9,328
Penn West Energy Trust	5,400	105
Southwestern Energy Co. (a)	32,003	1,167
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	201,800	$ 6,653
Venoco, Inc. (a)	14,200	267
		96,446
TOTAL ENERGY		122,451
FINANCIALS - 23.2%
Capital Markets - 1.3%
Bank of New York Mellon Corp.	213,501	5,352
Morgan Stanley	253,395	6,839
		12,191
Commercial Banks - 9.8%
Banco Bilbao Vizcaya Argentaria SA	90,552	1,214
Banco Popular Espanol SA	146,261	972
Banco Santander SA (e)	114,293	1,485
BB&T Corp.	149,155	3,704
Intesa Sanpaolo SpA	335,859	1,112
PNC Financial Services Group, Inc.	180,096	10,696
Regions Financial Corp.	784,754	5,752
SunTrust Banks, Inc.	152,568	3,959
U.S. Bancorp, Delaware	501,229	11,979
Wells Fargo & Co.	1,742,840	48,333
Zions Bancorporation	87,700	1,946
		91,152
Diversified Financial Services - 9.6%
Bank of America Corp.	2,268,515	31,850
Citigroup, Inc. (a)	2,315,909	9,495
JPMorgan Chase & Co.	1,050,923	42,331
KKR Financial Holdings LLC	777,265	6,148
		89,824
Insurance - 0.8%
Allstate Corp.	48,950	1,382
Genworth Financial, Inc. Class A (a)	254,879	3,461
Lincoln National Corp.	86,552	2,254
		7,097
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	498,992	8,483
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Radian Group, Inc.	829,977	$ 7,138
TOTAL FINANCIALS		215,885
HEALTH CARE - 12.9%
Biotechnology - 1.8%
Amgen, Inc. (a)	194,298	10,595
Genzyme Corp. (a)	51,127	3,556
Vertex Pharmaceuticals, Inc. (a)	77,735	2,617
		16,768
Health Care Equipment & Supplies - 3.0%
Alere, Inc. (a)	756,873	21,291
Baxter International, Inc.	74,802	3,274
Hologic, Inc. (a)	110,700	1,565
Meridian Bioscience, Inc.	73,100	1,404
		27,534
Health Care Providers & Services - 0.8%
McKesson Corp.	38,100	2,393
UnitedHealth Group, Inc.	174,373	5,310
		7,703
Life Sciences Tools & Services - 0.1%
Covance, Inc. (a)	15,100	585
PerkinElmer, Inc.	41,900	815
		1,400
Pharmaceuticals - 7.2%
Abbott Laboratories	187,800	9,217
Johnson & Johnson	274,940	15,971
Merck & Co., Inc.	557,140	19,199
Pfizer, Inc.	1,500,814	22,512
		66,899
TOTAL HEALTH CARE		120,304
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	357,256	15,312
Air Freight & Logistics - 0.9%
Air Lease Corp. Class A (a)(f)	73,000	1,460
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
C.H. Robinson Worldwide, Inc.	32,900	$ 2,145
United Parcel Service, Inc. Class B	75,816	4,928
		8,533
Building Products - 0.4%
Masco Corp.	231,100	2,376
Owens Corning (a)	39,425	1,241
		3,617
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	73,000	2,617
Stericycle, Inc. (a)	11,700	737
		3,354
Electrical Equipment - 0.5%
Roper Industries, Inc.	72,615	4,538
Industrial Conglomerates - 1.0%
3M Co.	27,600	2,361
General Electric Co.	451,041	7,271
		9,632
Machinery - 2.5%
Ingersoll-Rand Co. Ltd.	472,928	17,716
PACCAR, Inc.	80,634	3,695
WABCO Holdings, Inc. (a)	47,500	1,837
		23,248
Road & Rail - 0.6%
Union Pacific Corp.	68,826	5,139
TOTAL INDUSTRIALS		73,373
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 5.4%
Cisco Systems, Inc. (a)	1,225,017	28,261
Juniper Networks, Inc. (a)	355,648	9,880
QUALCOMM, Inc.	322,035	12,263
		50,404
Computers & Peripherals - 4.5%
3PAR, Inc. (a)	224,249	2,265
Apple, Inc. (a)	91,870	23,634
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	454,122	$ 8,987
Hewlett-Packard Co.	158,000	7,274
		42,160
Electronic Equipment & Components - 1.0%
Corning, Inc.	508,456	9,213
Internet Software & Services - 1.6%
eBay, Inc. (a)	191,745	4,009
Google, Inc. Class A (a)	23,187	11,242
		15,251
IT Services - 2.8%
Accenture PLC Class A	41,871	1,660
International Business Machines Corp.	78,769	10,114
MasterCard, Inc. Class A	56,500	11,867
Paychex, Inc.	88,001	2,287
		25,928
Semiconductors & Semiconductor Equipment - 5.6%
Altera Corp.	114,191	3,165
ASM International NV unit (a)	166,752	4,242
ASML Holding NV	194,525	6,262
KLA-Tencor Corp.	160,700	5,089
Lam Research Corp. (a)	141,402	5,966
Marvell Technology Group Ltd. (a)	56,500	843
MEMC Electronic Materials, Inc. (a)	1,392,495	13,312
Taiwan Semiconductor Manufacturing Co. Ltd.	1,707,453	3,302
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	488,001	4,929
Teradyne, Inc. (a)	160,500	1,727
Texas Instruments, Inc.	130,385	3,219
		52,056
Software - 2.6%
Adobe Systems, Inc. (a)	100,805	2,895
Autodesk, Inc. (a)	142,110	4,198
Autonomy Corp. PLC (a)	400,367	10,330
Nuance Communications, Inc. (a)	102,900	1,699
Oracle Corp.	105,929	2,504
Salesforce.com, Inc. (a)	25,147	2,488
		24,114
TOTAL INFORMATION TECHNOLOGY		219,126
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.5%
Chemicals - 2.5%
Celanese Corp. Class A	28,500	$ 801
Dow Chemical Co.	182,785	4,996
E.I. du Pont de Nemours & Co.	167,834	6,826
Ecolab, Inc.	40,880	1,999
Monsanto Co.	132,247	7,649
The Mosaic Co.	26,550	1,265
		23,536
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	247,628	7,196
UTILITIES - 0.3%
Electric Utilities - 0.3%
FirstEnergy Corp.	66,849	2,520
TOTAL COMMON STOCKS (Cost $960,383)		920,973
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Porsche Automobil Holding SE	103,023	5,213
Volkswagen AG	55,980	5,933
		11,146
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,000)		11,146
Convertible Bonds - 0.0%
	Principal Amount (000s)
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
6% 9/30/14 (d)(g)	$ 1,360	0
7.75% 6/1/15 (d)	2,950	0
TOTAL CONVERTIBLE BONDS (Cost $301)		0
Money Market Funds - 0.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	77,238	$ 77
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	1,593,300	1,593
TOTAL MONEY MARKET FUNDS (Cost $1,670)		1,670
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $973,354)		933,789
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,801)
NET ASSETS - 100%		$ 931,988
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,460,000 or 0.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	23
Total	$ 24
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 93,568	$ 93,568	$ -	$ -
Consumer Staples	54,160	54,160	-	-
Energy	122,451	122,451	-	-
Financials	215,885	214,671	1,214	-
Health Care	120,304	120,304	-	-
Industrials	73,373	71,913	-	1,460
Information Technology	219,126	215,824	3,302	-
Materials	23,536	23,536	-	-
Telecommunication Services	7,196	7,196	-	-
Utilities	2,520	2,520	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	1,670	1,670	-	-
Total Investments in Securities:	$ 933,789	$ 927,813	$ 4,516	$ 1,460
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 170
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(170)
Cost of Purchases	1,460
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,460
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (170)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $989,814,000. Net unrealized depreciation aggregated $56,025,000, of which $39,658,000 related to appreciated investment securities and $95,683,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Stock Fund

July 31, 2010

1.804824.106

MCS-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 1.4%
Johnson Controls, Inc.	2,000,000	$ 57,620
Tenneco, Inc. (a)	1,691,400	46,683
		104,303
Automobiles - 0.2%
Thor Industries, Inc.	575,000	16,008
Diversified Consumer Services - 0.2%
Stewart Enterprises, Inc. Class A	2,500,000	13,425
Hotels, Restaurants & Leisure - 5.9%
Ameristar Casinos, Inc.	1,393,763	21,994
Boyd Gaming Corp. (a)(d)	3,000,000	25,380
Gaylord Entertainment Co. (a)(d)	2,000,000	57,980
International Game Technology	4,000,000	60,960
Las Vegas Sands Corp. (a)(d)	1,200,000	32,232
MGM Mirage, Inc. (a)(d)	2,500,000	27,150
Morgans Hotel Group Co. (a)(d)(e)	2,000,000	14,820
Penn National Gaming, Inc. (a)	800,000	21,912
Pinnacle Entertainment, Inc. (a)	2,000,000	21,700
Royal Caribbean Cruises Ltd. (a)(d)	1,500,000	43,290
Shuffle Master, Inc. (a)	2,000,000	17,580
Wyndham Worldwide Corp.	1,879,400	47,981
Wynn Resorts Ltd.	400,000	35,072
		428,051
Household Durables - 2.8%
Lennar Corp. Class A	1,409,500	20,818
Mohawk Industries, Inc. (a)	800,000	39,144
Newell Rubbermaid, Inc.	2,000,000	31,000
Sealy Corp., Inc. (a)(d)(e)	6,500,000	17,810
Stanley Black & Decker, Inc.	700,000	40,614
Whirlpool Corp.	700,000	58,310
		207,696
Internet & Catalog Retail - 0.8%
Blue Nile, Inc. (a)(d)(e)	900,000	45,810
Ocado Group PLC (a)(f)	5,625,000	14,733
		60,543
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	400,000	23,880
Media - 1.9%
Interpublic Group of Companies, Inc. (a)	6,000,000	54,840
Lamar Advertising Co. Class A (a)	500,000	13,675
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
National CineMedia, Inc.	1,879,400	$ 33,716
NeuLion, Inc. (a)	3,500,000	1,532
Valassis Communications, Inc. (a)	1,000,000	34,570
		138,333
Multiline Retail - 0.3%
Big Lots, Inc. (a)	700,000	24,017
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	525,000	19,394
AnnTaylor Stores Corp. (a)	1,080,600	18,954
bebe Stores, Inc.	562,893	3,349
Cabela's, Inc. Class A (a)(d)	1,200,000	18,708
Chico's FAS, Inc.	2,000,000	18,740
Dick's Sporting Goods, Inc. (a)	1,400,000	36,834
Pier 1 Imports, Inc. (a)	3,758,800	26,274
Signet Jewelers Ltd. (United Kingdom) (a)	1,500,000	44,417
Staples, Inc.	2,000,000	40,660
Talbots, Inc. (a)(d)	1,500,000	17,235
Urban Outfitters, Inc. (a)	1,996,000	64,191
		308,756
Textiles, Apparel & Luxury Goods - 3.1%
Hanesbrands, Inc. (a)(e)	6,000,000	150,300
Iconix Brand Group, Inc. (a)	1,500,000	24,690
Warnaco Group, Inc. (a)	1,242,446	51,897
		226,887
TOTAL CONSUMER DISCRETIONARY		1,551,899
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc. (a)	800,000	30,376
Food Products - 0.2%
Origin Agritech Ltd. (a)(e)	1,244,174	10,464
TOTAL CONSUMER STAPLES		40,840
ENERGY - 6.7%
Energy Equipment & Services - 3.7%
Dresser-Rand Group, Inc. (a)	1,750,000	65,118
Exterran Holdings, Inc. (a)	1,000,000	26,670
Helmerich & Payne, Inc.	1,500,000	60,795
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,251,800	$ 40,684
North American Energy Partners, Inc. (a)(e)	2,600,000	25,116
Weatherford International Ltd. (a)	3,500,000	56,700
		275,083
Oil, Gas & Consumable Fuels - 3.0%
Continental Resources, Inc. (a)	341,000	15,526
EXCO Resources, Inc.	2,349,200	34,087
OPTI Canada, Inc. (a)	5,000,000	8,026
Range Resources Corp.	500,000	18,560
Southwestern Energy Co. (a)	845,700	30,826
Ultra Petroleum Corp. (a)	751,800	31,854
Whiting Petroleum Corp. (a)	900,000	79,209
		218,088
TOTAL ENERGY		493,171
FINANCIALS - 16.3%
Commercial Banks - 8.6%
Associated Banc-Corp.	1,359,300	18,473
Banco Macro SA sponsored ADR (d)	1,000,000	37,970
Boston Private Financial Holdings, Inc.	1,145,336	7,571
Cathay General Bancorp	1,067,300	12,551
Comerica, Inc.	1,409,500	54,068
Fifth Third Bancorp	2,349,200	29,858
First Horizon National Corp.	19,625	225
FirstMerit Corp.	1,301,000	25,643
FNB Corp., Pennsylvania	2,199,960	18,854
Huntington Bancshares, Inc.	5,168,300	31,320
Marshall & Ilsley Corp.	3,288,900	23,121
North American Financial Holdings, Inc. Class A (a)(f)	900,000	17,100
PNC Financial Services Group, Inc.	939,700	55,809
Popular, Inc. (a)	5,500,020	15,785
Regions Financial Corp.	11,000,000	80,630
Sterling Bancshares, Inc.	4,000,000	20,760
SunTrust Banks, Inc.	1,879,400	48,770
Synovus Financial Corp. (d)	8,000,000	20,960
Zions Bancorporation (d)	5,000,000	110,950
		630,418
Consumer Finance - 1.0%
Capital One Financial Corp.	1,750,000	74,078
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	5,638,200	$ 44,598
Insurance - 4.5%
Allstate Corp.	1,200,000	33,888
Genworth Financial, Inc. Class A (a)	10,000,000	135,800
Lincoln National Corp.	2,401,600	62,538
Protective Life Corp.	1,785,400	40,154
XL Capital Ltd. Class A	3,000,000	53,190
		325,570
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	2,458,300	41,791
Thrifts & Mortgage Finance - 1.0%
First Niagara Financial Group, Inc.	1,500,000	20,115
Flagstar Bancorp, Inc. (a)(d)	4,000,000	12,840
MGIC Investment Corp. (a)(d)	2,000,000	17,180
Radian Group, Inc.	3,000,000	25,800
		75,935
TOTAL FINANCIALS		1,192,390
HEALTH CARE - 7.0%
Biotechnology - 2.0%
Cephalon, Inc. (a)	939,700	53,328
Genzyme Corp. (a)	750,000	52,170
Momenta Pharmaceuticals, Inc. (a)	500,000	10,670
Vertex Pharmaceuticals, Inc. (a)	1,000,000	33,660
		149,828
Health Care Equipment & Supplies - 3.5%
Covidien PLC	1,080,600	40,328
Edwards Lifesciences Corp. (a)	1,400,000	80,920
Masimo Corp.	1,409,500	32,531
St. Jude Medical, Inc. (a)	1,349,200	49,610
Stryker Corp.	469,800	21,879
Zimmer Holdings, Inc. (a)	600,000	31,794
		257,062
Health Care Providers & Services - 0.6%
Emeritus Corp. (a)(d)	837,849	14,419
Health Net, Inc. (a)	750,000	17,663
Sunrise Senior Living, Inc. (a)(d)(e)	3,250,000	9,718
		41,800
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.9%
Perrigo Co.	750,000	$ 42,008
Questcor Pharmaceuticals, Inc. (a)	2,000,000	22,500
		64,508
TOTAL HEALTH CARE		513,198
INDUSTRIALS - 17.1%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	700,000	85,533
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	704,800	45,953
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)(e)	4,382,983	26,298
Building Products - 2.8%
Lennox International, Inc.	2,000,000	87,340
Masco Corp.	2,349,200	24,150
Owens Corning (a)	1,500,000	47,220
Quanex Building Products Corp. (e)	2,500,000	43,975
USG Corp. (a)(d)	405,034	4,869
		207,554
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	1,000,000	31,860
Construction & Engineering - 0.9%
Fluor Corp.	750,000	36,218
Foster Wheeler AG (a)	1,000,000	23,020
KBR, Inc.	266,346	5,961
		65,199
Electrical Equipment - 0.6%
Acuity Brands, Inc.	475,170	20,019
Regal-Beloit Corp.	400,000	24,332
		44,351
Industrial Conglomerates - 0.5%
Textron, Inc.	1,849,200	38,389
Machinery - 6.3%
AGCO Corp. (a)	1,000,000	34,760
ArvinMeritor, Inc. (a)(d)	3,700,000	60,717
Cummins, Inc.	1,000,000	79,610
Ingersoll-Rand Co. Ltd.	2,996,360	112,244
Navistar International Corp. (a)	250,000	12,928
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	1,000,000	$ 45,820
Pall Corp.	1,000,000	38,240
Trinity Industries, Inc.	1,500,000	30,555
WABCO Holdings, Inc. (a)	1,250,000	48,350
		463,224
Marine - 0.2%
American Commercial Lines, Inc. (a)(d)	600,000	14,490
Professional Services - 0.4%
CoStar Group, Inc. (a)(d)	704,800	30,891
Road & Rail - 2.8%
Arkansas Best Corp. (e)	1,500,000	33,855
Con-way, Inc.	1,564,000	52,691
Hertz Global Holdings, Inc. (a)(d)	2,819,100	33,096
Knight Transportation, Inc.	1,409,500	29,487
Old Dominion Freight Lines, Inc. (a)	1,409,500	55,577
		204,706
TOTAL INDUSTRIALS		1,258,448
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 4.7%
Comverse Technology, Inc. (a)	8,000,000	60,000
Infinera Corp. (a)	2,900,000	26,245
Juniper Networks, Inc. (a)	8,000,000	222,234
QUALCOMM, Inc.	1,000,000	38,080
		346,559
Computers & Peripherals - 0.4%
3PAR, Inc. (a)(d)	3,000,000	30,300
Electronic Equipment & Components - 1.8%
Avnet, Inc. (a)	939,700	23,633
Flextronics International Ltd. (a)	18,000,000	111,960
		135,593
Internet Software & Services - 1.5%
Move, Inc. (a)(e)	14,000,000	31,640
Rackspace Hosting, Inc. (a)	2,750,000	51,425
VeriSign, Inc. (a)	1,000,000	28,150
		111,215
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.9%
Genpact Ltd. (a)	2,819,100	$ 42,484
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	19,712
		62,196
Semiconductors & Semiconductor Equipment - 7.4%
Altera Corp.	1,200,000	33,264
Applied Micro Circuits Corp. (a)(e)	5,000,000	59,800
ARM Holdings PLC sponsored ADR (d)	2,819,100	43,555
ASM International NV unit (a)	2,000,000	50,880
ASML Holding NV	1,400,000	45,066
Broadcom Corp. Class A	750,000	27,023
Hynix Semiconductor, Inc. (a)	1,000,000	19,023
Lam Research Corp. (a)	845,700	35,680
Marvell Technology Group Ltd. (a)	2,000,000	29,840
Micron Technology, Inc. (a)	9,000,000	65,520
Nanya Technology Corp. (a)	30,000,000	20,305
ON Semiconductor Corp. (a)	8,927,100	60,258
PMC-Sierra, Inc. (a)	3,000,000	24,300
Samsung Electronics Co. Ltd.	45,000	30,818
		545,332
Software - 4.6%
Adobe Systems, Inc. (a)	2,500,000	71,800
ANSYS, Inc. (a)	1,000,000	44,950
Autonomy Corp. PLC (a)	3,000,000	77,401
Nuance Communications, Inc. (a)	6,000,000	99,060
TIBCO Software, Inc. (a)	3,000,000	40,680
		333,891
TOTAL INFORMATION TECHNOLOGY		1,565,086
MATERIALS - 2.3%
Chemicals - 0.9%
CF Industries Holdings, Inc.	500,000	40,595
Intrepid Potash, Inc. (a)	1,000,000	24,200
		64,795
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.4%
Newcrest Mining Ltd.	1,800,000	$ 53,276
Silver Wheaton Corp. (a)	2,819,100	53,176
		106,452
TOTAL MATERIALS		171,247
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.7%
Global Crossing Ltd. (a)(e)	4,000,000	46,280
Qwest Communications International, Inc.	10,000,000	56,600
tw telecom, inc. (a)(e)	9,000,000	170,280
		273,160
Wireless Telecommunication Services - 1.4%
SBA Communications Corp. Class A (a)	2,000,000	72,360
Vivo Participacoes SA sponsored ADR	1,000,000	26,740
		99,100
TOTAL TELECOMMUNICATION SERVICES		372,260
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	3,758,800	38,753
Calpine Corp. (a)	1,879,400	25,372
		64,125
TOTAL COMMON STOCKS (Cost $6,758,045)		7,222,664
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Oriental Financial Group, Inc. Series C (h) (Cost $4,597)	4,597	3,900
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.16% 8/12/10 (g) (Cost $6,400)	$ 6,400	$ 6,400
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	89,017,331	89,017
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	318,078,070	318,078
TOTAL MONEY MARKET FUNDS (Cost $407,095)		407,095
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $7,176,137)		7,640,059
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(299,756)
NET ASSETS - 100%		$ 7,340,303
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
982 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2010	$ 74,514	$ 1,507
The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,833,000 or 0.4% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,400,000.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,900,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Oriental Financial Group, Inc. Series C	4/29/10	$ 4,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 124
Fidelity Securities Lending Cash Central Fund	282
Total	$ 406
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 73,320	$ -	$ 15,781	$ -	$ 59,800
Arkansas Best Corp.	30,460	12,976	1,659	30	33,855
Blue Nile, Inc.	32,394	17,493	1,837	-	45,810
Global Crossing Ltd.	66,825	-	6,347	-	46,280
Hanesbrands, Inc.	170,820	8,778	9,581	-	150,300
Hawaiian Holdings, Inc.	28,971	2,138	-	-	26,298
Morgans Hotel Group Co.	16,940	-	-	-	14,820
Move, Inc.	33,000	-	2,078	-	31,640
North American Energy Partners, Inc.	29,328	-	-	-	25,116
Origin Agritech Ltd.	10,899	-	-	-	10,464
Quanex Building Products Corp.	16,851	29,410	-	73	43,975
Sealy Corp., Inc.	24,310	-	-	-	17,810
Sunrise Senior Living, Inc.	17,792	219	-	-	9,718
tw telecom, inc.	178,000	-	17,214	-	170,280
Total	$ 729,910	$ 71,014	$ 54,497	$ 103	$ 686,166
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,551,899	$ 1,551,899	$ -	$ -
Consumer Staples	40,840	40,840	-	-
Energy	493,171	493,171	-	-
Financials	1,196,290	1,175,290	3,900	17,100
Health Care	513,198	513,198	-	-
Industrials	1,258,448	1,258,448	-	-
Information Technology	1,565,086	1,565,086	-	-
Materials	171,247	171,247	-	-
Telecommunication Services	372,260	372,260	-	-
Utilities	64,125	64,125	-	-
U.S. Government and Government Agency Obligations	6,400	-	6,400	-
Money Market Funds	407,095	407,095	-	-
Total Investments in Securities:	$ 7,640,059	$ 7,612,659	$ 10,300	$ 17,100
Derivative Instruments:
Assets
Futures Contracts	$ 1,507	$ 1,507	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(450)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	17,550
Transfers out of Level 3	-
Ending Balance	$ 17,100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (450)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $7,184,268,000. Net unrealized appreciation aggregated $455,791,000, of which $1,234,730,000 related to appreciated investment securities and $778,939,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Discovery
Fund

July 31, 2010

1.804843.106

SMR-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Diversified Consumer Services - 3.5%
Matthews International Corp. Class A	326,200	$ 11,779,082
Regis Corp.	755,000	11,498,650
		23,277,732
Household Durables - 7.0%
Ethan Allen Interiors, Inc. (d)	434,328	6,662,592
KB Home (d)	581,900	6,622,022
Meritage Homes Corp. (a)	1,095,000	19,250,100
Tempur-Pedic International, Inc. (a)	452,584	13,880,751
		46,415,465
Multiline Retail - 0.8%
Retail Ventures, Inc. (a)	541,929	5,251,292
Specialty Retail - 2.2%
Asbury Automotive Group, Inc. (a)	532,507	7,167,544
Tsutsumi Jewelry Co. Ltd.	332,000	7,721,377
		14,888,921
TOTAL CONSUMER DISCRETIONARY		89,833,410
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 3.0%
BJ's Wholesale Club, Inc. (a)	392,500	17,878,375
Ingles Markets, Inc. Class A	139,900	2,274,774
		20,153,149
Food Products - 1.2%
Chiquita Brands International, Inc. (a)(d)	558,591	8,200,116
TOTAL CONSUMER STAPLES		28,353,265
ENERGY - 5.3%
Energy Equipment & Services - 2.7%
Superior Energy Services, Inc. (a)	804,400	18,332,276
Oil, Gas & Consumable Fuels - 2.6%
Berry Petroleum Co. Class A	580,700	17,316,474
TOTAL ENERGY		35,648,750
FINANCIALS - 21.2%
Capital Markets - 1.6%
optionsXpress Holdings, Inc. (a)	700,049	10,920,764
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 6.8%
Associated Banc-Corp.	1,016,012	$ 13,807,603
CapitalSource, Inc.	1,354,300	7,286,134
National Penn Bancshares, Inc.	1,355,898	9,030,281
TCF Financial Corp.	819,100	12,974,544
Western Liberty Bancorp (a)	350,000	2,184,000
		45,282,562
Insurance - 5.7%
Amerisafe, Inc. (a)	764,409	13,728,786
Endurance Specialty Holdings Ltd.	130,000	5,016,700
Platinum Underwriters Holdings Ltd.	483,200	18,883,456
		37,628,942
Real Estate Investment Trusts - 3.5%
Alexandria Real Estate Equities, Inc.	110,000	7,760,500
Highwoods Properties, Inc. (SBI)	500,000	15,655,000
		23,415,500
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc.	66,700	5,166,582
Thrifts & Mortgage Finance - 2.8%
Astoria Financial Corp.	608,120	8,051,509
Washington Federal, Inc.	620,000	10,788,000
		18,839,509
TOTAL FINANCIALS		141,253,859
HEALTH CARE - 12.7%
Health Care Providers & Services - 12.7%
Centene Corp. (a)	512,140	10,913,703
Chemed Corp.	226,900	12,007,548
MEDNAX, Inc. (a)	368,600	17,379,490
Providence Service Corp. (a)	525,889	7,572,802
PSS World Medical, Inc. (a)(d)	515,000	9,692,300
Team Health Holdings, Inc.	1,332,379	17,467,489
VCA Antech, Inc. (a)	450,000	9,378,000
		84,411,332
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 14.7%
Commercial Services & Supplies - 4.0%
HNI Corp. (d)	514,000	$ 13,281,760
United Stationers, Inc. (a)	238,944	12,938,818
		26,220,578
Machinery - 4.5%
Blount International, Inc. (a)	841,000	8,956,650
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,009,964	15,886,734
Nippon Thompson Co. Ltd.	793,000	5,239,259
		30,082,643
Trading Companies & Distributors - 6.2%
H&E Equipment Services, Inc. (a)	1,729,237	15,044,362
Interline Brands, Inc. (a)	478,191	8,650,475
WESCO International, Inc. (a)	495,000	17,785,350
		41,480,187
TOTAL INDUSTRIALS		97,783,408
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 2.9%
Polycom, Inc. (a)	365,000	10,833,200
ViaSat, Inc. (a)	240,000	8,673,600
		19,506,800
Electronic Equipment & Components - 4.7%
Diploma PLC	2,050,000	8,351,534
Macnica, Inc.	300,700	6,586,348
Ryoyo Electro Corp.	768,600	8,208,479
SYNNEX Corp. (a)	308,585	8,143,558
		31,289,919
Internet Software & Services - 0.9%
DealerTrack Holdings, Inc. (a)	388,309	6,061,503
IT Services - 3.1%
Wright Express Corp. (a)	585,875	20,499,766
Semiconductors & Semiconductor Equipment - 0.9%
Miraial Co. Ltd.	228,800	6,168,400
Software - 5.1%
MICROS Systems, Inc. (a)	210,000	7,513,800
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Monotype Imaging Holdings, Inc. (a)(e)	1,950,488	$ 16,228,060
Radiant Systems, Inc. (a)	700,000	9,947,000
		33,688,860
TOTAL INFORMATION TECHNOLOGY		117,215,248
MATERIALS - 4.4%
Chemicals - 0.8%
Spartech Corp. (a)	487,628	5,100,589
Metals & Mining - 3.6%
Carpenter Technology Corp.	258,900	9,048,555
RTI International Metals, Inc. (a)	540,930	15,351,593
		24,400,148
TOTAL MATERIALS		29,500,737
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Cogent Communications Group, Inc. (a)	1,060,300	9,139,786
UTILITIES - 3.5%
Gas Utilities - 3.5%
Southwest Gas Corp.	234,012	7,528,166
UGI Corp.	590,000	15,906,400
		23,434,566
TOTAL COMMON STOCKS (Cost $618,510,650)		656,574,361
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Household Durables - 1.0%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $5,011,247)	375,873	6,671,746
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	5,705,214	$ 5,705,214
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	13,204,650	13,204,650
TOTAL MONEY MARKET FUNDS (Cost $18,909,864)		18,909,864
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $642,431,761)		682,155,971
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(15,816,185)
NET ASSETS - 100%		$ 666,339,786
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,010
Fidelity Securities Lending Cash Central Fund	2,861
Total	$ 8,871
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Columbus McKinnon Corp. (NY Shares)	$ 13,681,471	$ 4,243,846	$ -	$ -	$ 15,886,734
Monotype Imaging Holdings, Inc.	8,944,867	9,804,056	-	-	16,228,060
Total	$ 22,626,338	$ 14,047,902	$ -	$ -	$ 32,114,794
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 96,505,156	$ 96,505,156	$ -	$ -
Consumer Staples	28,353,265	28,353,265	-	-
Energy	35,648,750	35,648,750	-	-
Financials	141,253,859	139,069,859	2,184,000	-
Health Care	84,411,332	84,411,332	-	-
Industrials	97,783,408	97,783,408	-	-
Information Technology	117,215,248	117,215,248	-	-
Materials	29,500,737	29,500,737	-	-
Telecommunication Services	9,139,786	9,139,786	-	-
Utilities	23,434,566	23,434,566	-	-
Money Market Funds	18,909,864	18,909,864	-	-
Total Investments in Securities:	$ 682,155,971	$ 679,971,971	$ 2,184,000	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $642,893,468. Net unrealized appreciation aggregated $39,262,503, of which $76,930,454 related to appreciated investment securities and $37,667,951 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Stock Fund

July 31, 2010

1.804879.106

SLC-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 3.1%
Lear Corp. (a)	663,015	$ 51,828
Modine Manufacturing Co. (a)	955,900	9,702
The Goodyear Tire & Rubber Co. (a)	941,186	10,042
TRW Automotive Holdings Corp. (a)	1,173,425	41,175
		112,747
Hotels, Restaurants & Leisure - 1.7%
Burger King Holdings, Inc.	2,996,000	51,771
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	1,600,000	6,224
Wyndham Worldwide Corp.	142,200	3,630
		61,625
Household Durables - 1.5%
Ethan Allen Interiors, Inc.	360,300	5,527
KB Home	836,669	9,521
Lennar Corp. Class A	1,172,722	17,321
M.D.C. Holdings, Inc.	100,000	2,912
Pulte Group, Inc. (a)	1,839,260	16,149
Ryland Group, Inc.	200,000	3,264
		54,694
Media - 3.8%
Focus Media Holding Ltd. ADR (a)(d)	1,000,200	18,134
Virgin Media, Inc. (d)	5,610,250	120,788
		138,922
Multiline Retail - 0.2%
Dollarama, Inc.	200,000	4,992
Dollarama, Inc. (f)	141,000	3,520
		8,512
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	704,800	26,035
Big 5 Sporting Goods Corp.	200,000	2,748
Shoe Carnival, Inc. (a)	297,670	6,266
The Buckle, Inc. (d)	300,000	8,265
		43,314
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	170,000	8,651
Fossil, Inc. (a)	150,000	5,940
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Iconix Brand Group, Inc. (a)	300,000	$ 4,938
Phillips-Van Heusen Corp.	502,155	26,057
		45,586
TOTAL CONSUMER DISCRETIONARY		465,400
CONSUMER STAPLES - 3.9%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	799,995	13,648
Food & Staples Retailing - 0.3%
Winn-Dixie Stores, Inc. (a)	1,314,144	12,892
Food Products - 3.2%
Chiquita Brands International, Inc. (a)(d)(e)	2,800,070	41,105
Corn Products International, Inc.	900,000	30,006
Global Bio-Chem Technology Group Co. Ltd.	94,056,200	15,257
Ralcorp Holdings, Inc. (a)	200,000	11,680
Smithfield Foods, Inc. (a)	1,300,200	18,528
		116,576
TOTAL CONSUMER STAPLES		143,116
ENERGY - 5.2%
Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc. (a)	700,000	19,040
Baker Hughes, Inc.	200,173	9,662
Hornbeck Offshore Services, Inc. (a)	232,358	3,911
TETRA Technologies, Inc. (a)	1,336,100	13,922
		46,535
Oil, Gas & Consumable Fuels - 3.9%
Arch Coal, Inc.	459,167	10,878
Denbury Resources, Inc. (a)	1,500,000	23,760
Energy Resources of Australia Ltd.	456,295	5,689
EXCO Resources, Inc.	500,000	7,255
Massey Energy Co.	318,717	9,746
OPTI Canada, Inc. (a)	1,700,000	2,729
Paladin Energy Ltd. (a)	4,078,066	14,207
Petrobank Energy & Resources Ltd. (a)	400,000	16,479
Petroleum Development Corp. (a)	200,000	5,828
Plains Exploration & Production Co. (a)	628,668	14,176
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Gas Services LP (e)	900,000	$ 19,935
Uranium One, Inc. (a)	4,751,400	12,896
		143,578
TOTAL ENERGY		190,113
FINANCIALS - 18.5%
Capital Markets - 4.2%
AllianceBernstein Holding LP	600,000	16,008
E*TRADE Financial Corp. (a)	2,766,150	40,469
Janus Capital Group, Inc.	3,240,300	33,958
Morgan Stanley	600,000	16,194
optionsXpress Holdings, Inc. (a)	500,000	7,800
State Street Corp.	1,046,550	40,732
		155,161
Commercial Banks - 4.5%
Comerica, Inc.	500,000	19,180
Huntington Bancshares, Inc.	5,000,000	30,300
KeyCorp	7,000,000	59,220
Webster Financial Corp.	904,300	16,856
Zions Bancorporation	1,765,000	39,165
		164,721
Diversified Financial Services - 0.7%
Bank of America Corp.	1,911,400	26,836
Insurance - 8.5%
Allied World Assurance Co. Holdings Ltd.	200,000	9,964
Alterra Capital Holdings Ltd.	517,800	10,019
Assured Guaranty Ltd.	6,137,333	96,356
CNO Financial Group, Inc. (a)	2,000,000	10,740
Endurance Specialty Holdings Ltd.	700,000	27,013
Genworth Financial, Inc. Class A (a)	3,200,000	43,456
Validus Holdings Ltd.	600,022	14,905
XL Capital Ltd. Class A	5,500,000	97,515
		309,968
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Strategic Hotel & Resorts, Inc. (a)	4,424,831	$ 20,398
Sunstone Hotel Investors, Inc. (a)	103,500	1,068
		21,466
TOTAL FINANCIALS		678,152
HEALTH CARE - 7.7%
Biotechnology - 2.2%
Alkermes, Inc. (a)	2,000,000	25,800
Amylin Pharmaceuticals, Inc. (a)	1,195,879	22,626
BB BIOTECH AG	96,333	5,179
Human Genome Sciences, Inc. (a)	37,443	971
ImmunoGen, Inc. (a)(d)	1,119,900	10,561
Renovo Group PLC (a)(e)	9,791,166	3,647
United Therapeutics Corp. (a)	220,000	10,756
		79,540
Health Care Equipment & Supplies - 1.6%
CareFusion Corp. (a)	155,900	3,285
Cochlear Ltd.	50,000	3,198
Cooper Companies, Inc.	100,000	3,886
Integra LifeSciences Holdings Corp. (a)	178,264	6,441
Kinetic Concepts, Inc. (a)	550,000	19,531
Mako Surgical Corp. (a)(d)	500,000	5,485
NuVasive, Inc. (a)	71,350	2,338
Thoratec Corp. (a)	100,000	3,678
Wright Medical Group, Inc. (a)	689,650	10,765
		58,607
Health Care Providers & Services - 0.8%
Brookdale Senior Living, Inc. (a)	672,300	9,533
Catalyst Health Solutions, Inc. (a)	200,000	6,916
Coventry Health Care, Inc. (a)	139,000	2,756
Emeritus Corp. (a)	184,400	3,174
MEDNAX, Inc. (a)	100,000	4,715
Owens & Minor, Inc.	150,000	4,079
		31,173
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	100,800	6,907
Life Sciences Tools & Services - 2.5%
Covance, Inc. (a)	200,000	7,752
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
ICON PLC sponsored ADR (a)	600,000	$ 14,160
Illumina, Inc. (a)	428,996	19,232
Life Technologies Corp. (a)	200,000	8,598
PAREXEL International Corp. (a)	700,000	14,371
Pharmaceutical Product Development, Inc.	600,000	14,556
QIAGEN NV (a)	600,020	11,232
		89,901
Pharmaceuticals - 0.4%
Cadence Pharmaceuticals, Inc. (a)	525,400	4,025
Pronova BioPharma ASA (a)	2,495,829	6,123
ViroPharma, Inc. (a)	400,000	5,268
		15,416
TOTAL HEALTH CARE		281,544
INDUSTRIALS - 22.3%
Aerospace & Defense - 0.9%
DigitalGlobe, Inc. (a)	188,100	5,128
GeoEye, Inc. (a)	871,760	30,093
		35,221
Air Freight & Logistics - 0.9%
Forward Air Corp.	1,132,232	32,880
Airlines - 11.2%
AirTran Holdings, Inc. (a)(d)	3,460,000	16,677
Alaska Air Group, Inc. (a)	200,000	10,318
AMR Corp. (a)(d)	8,224,850	58,232
Continental Airlines, Inc. Class B (a)	1,894,500	47,400
Delta Air Lines, Inc. (a)	6,236,800	74,093
Hawaiian Holdings, Inc. (a)	1,273,410	7,640
JetBlue Airways Corp. (a)(d)	4,819,246	30,988
UAL Corp. (a)(d)	3,872,700	91,938
US Airways Group, Inc. (a)(d)	6,707,791	72,780
		410,066
Commercial Services & Supplies - 1.8%
Avery Dennison Corp.	400,000	14,340
Clean Harbors, Inc. (a)	99,995	6,316
Corrections Corp. of America (a)	1,000,043	19,571
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Geo Group, Inc. (a)	852,408	$ 18,395
Waste Connections, Inc. (a)	180,000	6,871
		65,493
Construction & Engineering - 1.7%
Foster Wheeler AG (a)	900,000	20,718
KBR, Inc.	700,000	15,666
MasTec, Inc. (a)	2,003,115	21,273
Orion Marine Group, Inc. (a)	450,000	5,589
		63,246
Electrical Equipment - 0.1%
Fushi Copperweld, Inc. (a)	425,000	3,596
Machinery - 1.9%
Actuant Corp. Class A	500,026	10,311
AGCO Corp. (a)	650,000	22,594
ArvinMeritor, Inc. (a)	1,427,700	23,429
Terex Corp. (a)	690,000	13,621
		69,955
Road & Rail - 3.7%
Avis Budget Group, Inc. (a)	2,251,800	27,787
Celadon Group, Inc. (a)	190,075	2,973
Con-way, Inc.	1,584,000	53,365
Frozen Food Express Industries, Inc. (a)	802,000	2,855
Hertz Global Holdings, Inc. (a)(d)	586,600	6,887
Knight Transportation, Inc.	1,800,059	37,657
Landstar System, Inc.	90,000	3,649
		135,173
Trading Companies & Distributors - 0.1%
Kaman Corp.	140,000	3,198
TOTAL INDUSTRIALS		818,828
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 0.7%
Riverbed Technology, Inc. (a)	700,003	25,963
Computers & Peripherals - 2.4%
SanDisk Corp. (a)	1,711,925	74,811
Seagate Technology (a)	890,470	11,175
		85,986
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.5%
HannStar Display Corp. (a)	48,000,355	$ 9,334
IPG Photonics Corp. (a)	343,300	5,531
Itron, Inc. (a)	619,900	40,337
		55,202
Internet Software & Services - 1.6%
Art Technology Group, Inc. (a)(e)	9,195,524	33,104
Rackspace Hosting, Inc. (a)	1,300,000	24,310
		57,414
IT Services - 4.3%
Alliance Data Systems Corp. (a)(d)	1,965,000	112,948
Devoteam SA (d)	149,997	3,378
ExlService Holdings, Inc. (a)	500,000	9,315
Unisys Corp. (a)	37,300	1,007
VeriFone Holdings, Inc. (a)	1,477,200	32,321
		158,969
Semiconductors & Semiconductor Equipment - 13.8%
ARM Holdings PLC sponsored ADR (d)	1,200,000	18,540
ASML Holding NV	200,003	6,438
Cymer, Inc. (a)	632,780	21,059
Cypress Semiconductor Corp. (a)	2,569,178	27,233
FormFactor, Inc. (a)	900,065	8,713
Himax Technologies, Inc. sponsored ADR (d)	19,090,974	58,418
KLA-Tencor Corp.	250,000	7,918
Kulicke & Soffa Industries, Inc. (a)	3,470,000	23,318
LTX-Credence Corp. (a)	6,233,465	17,454
MEMC Electronic Materials, Inc. (a)	2,361,200	22,573
Micron Technology, Inc. (a)	11,730,466	85,398
National Semiconductor Corp.	500,000	6,900
Novellus Systems, Inc. (a)	980,000	26,176
NVIDIA Corp. (a)	3,734,833	34,323
Omnivision Technologies, Inc. (a)	821,700	18,332
ON Semiconductor Corp. (a)	1,555,071	10,497
PDF Solutions, Inc. (a)	1,272,858	5,219
Photronics, Inc. (a)	1,200,028	5,424
PMC-Sierra, Inc. (a)	3,878,400	31,415
Power Integrations, Inc.	430,000	15,201
Rudolph Technologies, Inc. (a)	607,790	5,251
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)(d)	3,850,100	$ 41,427
Verigy Ltd. (a)	955,400	8,503
		505,730
Software - 0.2%
Nice Systems Ltd. sponsored ADR (a)	126,600	3,630
Solera Holdings, Inc.	100,000	3,798
		7,428
TOTAL INFORMATION TECHNOLOGY		896,692
MATERIALS - 4.1%
Chemicals - 1.2%
Ashland, Inc.	400,000	20,340
Calgon Carbon Corp. (a)	488,245	6,464
DC Chemical Co. Ltd.	64,441	15,092
Sensient Technologies Corp.	100,000	2,946
		44,842
Containers & Packaging - 1.3%
Boise, Inc. (a)	1,000,000	5,990
Packaging Corp. of America	400,000	9,600
Silgan Holdings, Inc.	1,040,000	29,557
		45,147
Metals & Mining - 0.4%
Boart Longyear Ltd. (a)	4,785,097	13,249
OZ Minerals Ltd. (a)	2,126,323	2,367
		15,616
Paper & Forest Products - 1.2%
Schweitzer-Mauduit International, Inc.	850,000	44,991
TOTAL MATERIALS		150,596
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	150,200	5,626
TOTAL COMMON STOCKS (Cost $3,025,205)		3,630,067
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc.:
Series F (a)(g)	461,818	$ 0
Series H (a)(g)	46,051	0
Nonconvertible Preferred Stocks - 0.0%	0
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (a)(g)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,433)		0
Investment Companies - 0.4%

KBW Regional Banking ETF (d) (Cost $13,867)	636,000	15,111
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.24% (b)	16,086,370	16,086
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	270,410,731	270,411
TOTAL MONEY MARKET FUNDS (Cost $286,497)		286,497
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $4,597)	$ 4,597	4,597
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $3,341,599)		3,936,272
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(271,444)
NET ASSETS - 100%		$ 3,664,828
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,520,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc.: Series F	6/24/02	$ 5,100
Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,597,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 1,837
Banc of America Securities LLC	695
Barclays Capital, Inc.	2,065
$ 4,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	347
Total	$ 371
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Art Technology Group, Inc.	$ 39,357	$ -	$ -	$ -	$ 33,104
Chiquita Brands International, Inc.	43,316	-	978	-	41,105
Frozen Food Express Industries, Inc.	4,419	-	733	-	-
PDF Solutions, Inc.	9,059	-	2,606	-	-
Quicksilver Gas Services LP	12,666	4,959	-	378	19,935
Renovo Group PLC	3,976	-	237	-	3,647
Total	$ 112,793	$ 4,959	$ 4,554	$ 378	$ 97,791
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 465,400	$ 465,400	$ -	$ -
Consumer Staples	143,116	143,116	-	-
Energy	190,113	190,113	-	-
Financials	678,152	678,152	-	-
Health Care	281,544	281,544	-	-
Industrials	818,828	818,828	-	-
Information Technology	896,692	896,692	-	-
Materials	150,596	150,596	-	-
Telecommunication Services	5,626	5,626	-	-
Investment Companies	15,111	15,111	-	-
Money Market Funds	286,497	286,497	-	-
Cash Equivalents	4,597	-	4,597	-
Total Investments in Securities:	$ 3,936,272	$ 3,931,675	$ 4,597	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $3,350,020,000. Net unrealized appreciation aggregated $586,252,000, of which $861,853,000 related to appreciated investment securities and $275,601,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010